11008586

NASDAQ
THE NASDAQ OMX GROUP

CERT NAS
File No. 001-31343

<u>*By Electronic Delivery to: filer-support@sec.gov*</u>

December 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 1, 2011, The Nasdaq Stock Market (the "Exchange") received from Associated Banc-Corp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase common stock, expiring November 21, 2018

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick
Vice President
Nasdaq Listing Qualifcations